SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549


                                 FORM N-14
                          REGISTRATION STATEMENT
                                   UNDER
                        THE SECURITIES ACT OF 1933

                       INTERMEDIATE MUNICIPAL TRUST
             (Exact Name of Registrant as Specified in Charter)

                        Pre-Effective Amendment No.
                     --                             -
                     X Post-Effective Amendment No. 1

                               (412) 288-1900
                      (Area Code and Telephone Number)


                         Federated Investors Tower
                    Pittsburgh, Pennsylvania 15222-3779
                  (Address of Principal Executive Offices)


                        JOHN W. MCGONIGLE, ESQUIRE
                         Federated Investors Tower
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
                                 Copy to:

                        Matthew G. Maloney, Esquire
                  Dickstein Shapiro  Morin & Oshinsky LLP
                            2101 L Street, N.W.
                          Washington, D.C.  20037


       It is proposed that this filing will become effective on November 6, 1996 pursuant to Rule 485(b).

       An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under The Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time. A Rule 24f-2 notice for the Registrant for the year ended May 31, 1996 was filed on July 15, 1996.

                           CROSS REFERENCE SHEET

Pursuant to Item 1(a) of Form N-14 Showing Location in Prospectus of Information Required by Form N-14

Item of Part A of Form N-14 and Caption Caption or Location in Prospectus

1. Beginning of Registration Statement
   and Outside Front Cover Page of
   Prospectus ................     Cross Reference Sheet; Cover Page

2. Beginning and Outside
   Back Cover Page of Prospectus        Table of Contents

3. Fee Table, Synopsis Information
   and Risk Factors ..........     Summary; Risk Factors

4. Information About the
   Transaction ...............     Information About the Reorganization

5. Information About the Registrant     Information About The Starburst
                                   Funds, The Starburst Municipal Income
                                   Fund, Intermediate Municipal Trust, and
                                   Federated Intermediate Municipal Trust

6. Information About the Company
   Being Acquired ............     Information About The Starburst Funds,
                                   The Starburst Municipal Income Fund,
                                   Intermediate Municipal Trust, and
                                   Federated Intermediate Municipal Trust

7. Voting Information ........     Voting Information

8. Interest of Certain Persons
   and Experts ...............     Not Applicable

9. Additional Information Required
   for Reoffering by Persons Deemed
   to be Underwriters ........     Not Applicable



                        PART C - OTHER INFORMATION


ITEM 15.INDEMNIFICATION

     Indemnification is provided to officers and trustees of the Registrant pursuant to the Registrant's Declaration of Trust, except where such indemnification is not permitted by law. However, the Declaration of Trust does not protect the trustees from liabilities based on willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
     Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").
     Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
     Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made: (i) by a majority vote of a quorum of non-party trustees who are not interested persons of the Registrant; or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.




ITEM 16.EXHIBITS

1.1  Conformed copy of Declaration of Trust of the Registrant (1)

1.2 Conformed copies of Amendment Nos. 5, 6 and 7 to the Declaration of Trust of Registrant (2)

2.1  Copy of Bylaws of the Registrant (3)

2.2  Copy of Amendment to By-Laws of Registrant (4)

3.   Not Applicable

4. Agreement and Plan of Reorganization is included as Appendix A to the Combined Proxy Statement and Prospectus of this Registration Statement
     (8)

5.   Not Applicable

6.1  Copy of Investment Advisory Contract of the Registrant (5)
6.2 Conformed copy of Exhibit A to the Investment Advisory Contract of the Registrant to add Pennsylvania Intermediate Municipal Trust and Ohio Intermediate Municipal Trust to the present Investment Advisory Contract (5)

7. Conformed Copy of Distributor's Contract of the Registrant, including Exhibits A, B, C and D thereto (3)

8.   Not Applicable

9.1  Conformed Copy of Custodian Contract of the Registrant (5)

9.2  Copy of new Exhibit 1 to Custodian Contract (2)

9.3 Conformed Copy of Fund Accounting, Shareholder Recordkeeping and Custody Services Procurement Agreement of the Registrant (5)


*   Filed electronically.

(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed February 17, 1994. (File Nos. 2-98237 and 811-4314).

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed July 28, 1995. (File Nos. 2-98237 and 811-4314).

(3) Response is incorporated by reference to Registrant's Initial
    Registration Statement on Form N-1A filed June 4, 1985. (File Nos. 2-98237 and 811-4314).

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed July 26, 1988. (File Nos. 2-98237 and 811-4314).

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A filed July 27, 1994. (File Nos. 2-98237 and 811-4314).

(8) Response is incorporated by reference to Registrant's Form N-14 Registration Statement filed July 29, 1996. (File Nos. 2-98237 and 811-4314).


10. Conformed Copy of the Specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement (6)

11.  Opinion regarding legality of shares being issued (8)

12.  Opinion regarding tax consequences of Reorganization *

13.1 Conformed Copy of Administrative Services Agreement of the Registrant
     (5)

13.2 Conformed Copy of Shareholder Services Agreement of the Registrant (5)

13.3 Conformed Copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services (7)

14.1 Conformed Copy of Consent of Arthur Andersen LLP (8)

14.2 Conformed Copy of Consent of Deliotte & Touche LLP (8)

15.  Not Applicable

16.  Conformed Copy of Power of Attorney (2)

17.1 Copy of Declaration under Rule 24f-2 (8)

17.2 Form of Proxy (8)


*   Filed electronically.

(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed February 17, 1994. (File Nos. 2-98237 and 811-4314).

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed July 28, 1995. (File Nos. 2-98237 and 811-4314).

(3) Response is incorporated by reference to Registrant's Initial
    Registration Statement on Form N-1A filed June 4, 1985. (File Nos. 2-98237 and 811-4314).

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed July 26, 1988. (File Nos. 2-98237 and 811-4314).
(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A filed July 27, 1994. (File Nos. 2-98237 and 811-4314).

(6) Response is incorporated by reference to Cash Trust Series II's Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A filed July 24, 1995. (File Nos.33-38550 and 811-7141).

(7) Response is incorporated by reference to Federated GNMA Trust's Post Effective Amendment No. 29 to its Registration Statement on Form N-1A filed March 26, 1996. (File Nos. 2-75670 and 811-3375)

(8) Response is incorporated by reference to Registrant's Form N-14 Registration Statement filed July 29, 1996. (File Nos. 2-98237 and 811-4314).



ITEM 17.UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INTERMEDIATE MUNICIPAL TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 6th day of November, 1996.

                       INTERMEDIATE MUNICIPAL TRUST

               BY: /s/ S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               November 6, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:
   NAME                       TITLE                         DATE
By:/s/S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact      November 6, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Glen R. Johnson*            President and Trustee

Edward C. Gonzales*         Executive Vice President

John W. McGonigle*          Executive Vice President, Treasurer
                             and Secretary
                             (Principal Financial and
                             Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

*By Power of Attorney